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Scudder Select Funds

Scudder Select 500 Fund

Scudder Select 1000 Growth Fund

Classes A, B and C

Annual Report

February 28, 2002

Contents

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

Select 500 Fund

<Click Here> Performance Summary

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

Select 1000 Growth Fund

<Click Here> Performance Summary

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Accountants

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

Scudder Select Funds	Nasdaq Symbol	CUSIP Number
Scudder Select 500 Fund - Class A	OUTDX	920390-820
Scudder Select 500 Fund - Class B	OUTBX	920390-812
Scudder Select 500 Fund - Class C	OUTCX	920390-796
Scudder Select 1000 Growth Fund - Class A	SOGAX	920390-788
Scudder Select 1000 Growth Fund - Class B	SOGBX	920390-770
Scudder Select 1000 Growth Fund - Class C	SOGCX	920390-762

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the funds' prospectus for more complete information, including a complete description of the funds' investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Economic Overview

Dear Shareholder:

Unexpectedly, the economy managed a bit of positive growth during the final quarter of 2001. Consumers led the way, snapping up bargains in auto showrooms and putting lots of new electronics under the Christmas tree. Now the questions everyone's asking are: Is the recession already over? And what kind of a recovery will there be?

With Japan lingering in recession and Europe still in the doldrums, it will almost certainly fall to the United States to lead the way forward. Even if it turns out that the recession is already over, a variety of factors suggest that the recovery will be less than robust.

What are they? A country's currency usually weakens in a recession, but the dollar continues to climb, hurting exports. Home and auto sales - whose recovery typically propels an overall economic recovery - have not fallen as they usually do, so how can they recover? And excess investment during the bubble years has littered the landscape with underutilized facilities and crushed profits, dimming the jobs and investment outlook.

However, there are also unusually powerful forces for growth. Tax cuts already on the books are taking effect, and military and security spending is jumping. Oil prices have sunk, leaving more money for consumers and businesses to spend on other things. And perhaps most importantly, the Federal Reserve Board has pulled out all the stops and is flooding the system with money.

That last point is worth discussing in more detail, because those who remember the 1970s might wonder how the Fed has gotten away with printing so much money without reigniting inflation. One reason is foreigners' insatiable appetite for the dollar. Ordinarily, if a central banker tries to print his way out of economic hard times, he gets a quick reprimand from the currency markets. He then faces a tough choice: raise interest rates to protect his currency or face inflation caused by a weakened exchange rate which raises the cost of imports. But these are not ordinary times. While the dollar's fundamentals may appear less than stellar, global capital finds the alternatives even less appealing. Barring a turn in the dollar's fortunes, the Fed should feel free to keep its foot on the gas.

Economic Guideposts Data as of 2/28/02
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	U.S. Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.

In summary, we believe that policy stimulus may have already nudged the economy out of recession, even if growth will not return to late 90s levels any time soon. Indeed, the markets - which tend to be forward looking - saw the recovery before most economists and rebounded sharply during the final three months of 2001. Investors were also cheered by news of the significant gains made by the United States in the war on terrorism. Markets lost steam in early January, however, as they began to focus on poor corporate accounting and tried to assess whether a slow recovery would be really beneficial to corporate profits. Firmer evidence of robust profits will probably be needed before the equity markets can mount a sustained advance. That may not be available until later this year.

Zurich Scudder Investments, Inc.
Economics Group

March 6, 2002

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of March 6, 2002, and may not actually come to pass.

Portfolio Management Review

Scudder Select 500 Fund and Scudder Select 1000 Growth Fund: A Team Approach to Investing

Scudder Select 500 Fund and Scudder Select 1000 Growth Fund are managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in each fund's management process. Team members work together to develop investment strategies and select securities for each fund's portfolio.

Lead Portfolio Manager Robert D. Tymoczko began his investment career in 1992 and joined the Advisor in 1997 as a quantitative research analyst. Mr. Tymoczko has had responsibility for each fund's investment strategies and day-to-day operations since 1999.

Portfolio Manager Stephen Marsh joined the Advisor in 1997 and each fund's team in 2000. Mr. Marsh began his investment career in 1980.

On April 5, 2002 Eric Lobben became Lead Portfolio Manager of each fund. Mr. Lobben is a managing director and a specialist in quantitative analysis.

In the following interview, the portfolio management team discusses the market environment and strategy for the funds' most recent fiscal year ended February 28, 2002.

Q: How did the funds perform over their most recent fiscal year?

A: Both funds posted negative returns during what continues to be a difficult environment for stocks. Class A shares of Scudder Select 500 Fund posted a -8.84 percent return (unadjusted for sales charge) since their July 2, 2001 inception date, compared with the -8.75 percent return of the S&P 500 index, while Class A shares of Scudder Select 1000 Growth Fund posted a -13.76 percent total return (unadjusted for sales charge) since inception, compared with the -12.63 percent return of the Russell 1000 Growth Index.

Q: Could you describe the market environment during this period?

A: During the period, small-capitalization1 (small-cap) stocks, as measured by the Russell 2000 Index, outperformed large-capitalization stocks as measured by the Russell 1000 Index. Value stocks also outperformed growth stocks by a substantial margin, especially in the small-cap area. The year 2001 and early 2002 were a continuation of what occurred in 2000 - a sharp correction of the excesses of the late 1990s. Market valuations2 had been so far out of line with corporate profitability that stock prices and the resulting valuations for stocks declined dramatically.

1 Capitalization is the value of a company's outstanding shares of common stock, calculated by multiplying the number of outstanding shares by the company's current share price.
2 Stock analysis determines the market value of a company's stock based on the outlook for earnings and the market value of assets on the balance sheet. Valuation is normally expressed in terms of price-to-earnings (or P/E) ratio. A stock with a high P/E is said to have a high valuation, while a stock with a low P/E is said to have a low valuation.

How the funds are managed

The Scudder Select funds seek to outperform the benchmark index for each fund - the S&P 500 index for Scudder Select 500 Fund and the Russell 1000 Growth Index for Scudder Select 1000 Growth Fund. (The S&P 500 index comprises 500 leading companies representing every major industry segment and includes both "growth" and "value" stocks, while the Russell 1000 Growth Index comprises companies that are considered to have above-average growth prospects among the 1,000 U.S. companies with the largest market capitalizations.) Both Select funds start with all the companies in the appropriate stock index, use a disciplined approach to eliminate stocks expected to perform less well, and construct a diversified portfolio from the rest.

Each Select fund uses a proprietary computer model to rank all of the companies in the applicable investment universe based on a number of stock-specific characteristics such as growth prospects, price-to-earnings ratio and stock price momentum. Stocks that rank in the bottom 20 percent are eliminated from consideration, while the remaining stocks are candidates for the portfolio. This means that Scudder Select 500 Fund will hold only stocks expected to be in the best-performing 80 percent of the S&P 500; likewise Scudder Select 1000 Growth Fund holds only stocks rated in the top 80 percent of the Russell 1000 Growth Index.

Stock Selection Process:
Addition by Subtraction

After narrowing the list of potential holdings, the managers construct a portfolio that takes into account a mix of key stock characteristics such as industry exposure, price-to-earnings ratios and price volatility. The goal is to keep each fund's level of risk similar to that of the benchmark index, while providing higher returns over time by excluding the lowest-ranked companies in the index. The result should be an improved trade-off between risk and reward. Holdings for both Select funds are rebalanced on an ongoing basis to reflect changes in the rankings of the stocks within their respective indices over time.

Q: How did the funds perform in terms of stock selection during the period?

A: For Scudder Select 500 Fund, stock selection was positive and helped performance in the telecommunications, utility and technology sectors. Performance was hurt by stock selection in the consumer discretionary and basic industry sectors. For Scudder Select 1000 Growth Fund, stock selection helped performance in the telecommunications and electronics sectors. There was no significant negative impact in terms of stock selection within any sector for Scudder Select 1000 Growth Fund.

Q: What is your outlook for the stock market and the funds?

A: While we believe that investments in stocks are an investor's best bet over the long term, we are cautious in the short run. Market valuations remain high. Because most measures of stock market performance have declined over the past two years, people assume that stocks must now be reasonably valued to inexpensive. The problem with this assumption is that, on average, corporate profitability has fallen more quickly than stock prices. Of course, growth stocks have exhibited the highest degree of overvaluation during recent times, especially within the technology and telecommunications sectors, and we don't expect those sectors to perform well over the coming months. We believe value stocks should continue to outperform in the short run as excesses in the growth area continue to be wrung out.

We believe that many investors who in the recent past might have bought a stock simply because its price was going up are now asking whether the company has the earnings or profits to justify its rising price. That should help the Select funds: the more rational the decision-making process, the better off quantitatively based funds such as the Select funds should be. That's because our stock elimination process is based on fundamental, stock-specific factors.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Performance Summary February 28, 2002

Scudder Select 500 Fund

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder Select 500 Fund	1-Year	Life of Class**
Class A(a)	-8.70%	-2.95%
Class B(a)	-9.31%	-3.69%
Class C(a)	-9.45%	-3.73%
S&P 500 Index+	-9.53%	-4.55%

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

Net Asset Value
	Class A	Class B	Class C
Net Asset Value: 2/28/02	$ 11.04	$ 11.02	$ 11.03
Commencement of sales (7/2/01)	$ 12.15	$ 12.15	$ 12.15
Distribution Information: Twelve Months: Income Dividends	$ .037	$ -	$ -

Class S Lipper Rankings* - Large Cap Core Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	161	of	754	22

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper, Inc.

a On July 2, 2001, the Fund began offering additional shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Select 500 Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

Scudder Select 500 Fund

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
-- Scudder Select 500 Fund - Class A -- S&P 500 Index+

Comparative Results* (Adjusted for Sales Charge)
Scudder Select 500 Fund		1-Year	Life of Class**
Class A(c)	Growth of $10,000	$8,605	$8,671
	Average annual total return	-13.95%	-4.99%
Class B(c)	Growth of $10,000	$8,797	$8,705
	Average annual total return	-12.03%	-4.85%
Class C(c)	Growth of $10,000	$9,055	$8,996
	Average annual total return	-9.45%	-3.73%
S&P 500 Index+	Growth of $10,000	$9,047	$8,798
	Average annual total return	-9.53%	-4.55%

The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class S shares; rankings for share classes may vary.
** The Fund commenced operations on May 17, 1999. Index comparisons begin May 31, 1999.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
c On July 2, 2001, the Fund began offering additional shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Select 500 Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. If the Advisor had not maintained the Fund's expenses during part of the periods, the total returns would have been lower.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Summary February 28, 2002

Scudder Select 500 Fund

Asset Allocation	2/28/02	2/28/01

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	2/28/02	2/28/01

Financial	17%	16%
Health	14%	16%
Technology	14%	14%
Consumer Staples	10%	8%
Manufacturing	9%	10%
Consumer Discretionary	9%	6%
Energy	7%	8%
Service Industries	5%	5%
Communications	5%	9%
Other	10%	8%
	100%	100%

Asset allocation and sector diversification are subject to change.

Scudder Select 500 Fund

Ten Largest Equity Holdings at February 28, 2002 (24.8% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.3%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	3.2%
3. Microsoft Corp. Developer of computer software	2.9%
4. Wal-Mart Stores, Inc. Operator of discount stores	2.9%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.7%
6. Citigroup, Inc. Provider of diversified financial services	2.4%
7. Intel Corp. Designer, manufacturer and seller of computer components and related products	2.0%
8. International Business Machines Corp. Manufacturer of computers and servicer of information processing	1.8%
9. Merck & Co., Inc. Provider of pharmaceuticals	1.8%
10. Johnson & Johnson Provider of health care products	1.8%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page <Click Here>. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of February 28, 2002

Scudder Select 500 Fund

	Shares	Value ($)
Common Stocks 99.4%
Communications 5.1%
Telephone/Communications
Alltel Corp.	900	50,085
AT&T Corp.	20,800	323,232
BellSouth Corp.	11,400	441,864
Lucent Technologies, Inc.	14,200	79,378
SBC Communications, Inc.	19,500	737,880
Sprint Corp. (FON Group)	6,500	91,585
Verizon Communications, Inc.	17,092	799,906
WorldCom, Inc. (Worldcom Group)*	25,400	191,008
		2,714,938
Construction 0.3%
Forest Products
Plum Creek Timber Company, Inc.	4,500	139,275
Consumer Discretionary 8.9%
Apparel & Shoes 0.3%
NIKE, Inc. "B"	2,500	147,150
Department & Chain Stores 6.5%
Best Buy Co., Inc.*	2,200	148,280
Costco Wholesale Corp.*	1,500	61,890
CVS Corp.	4,800	131,136
Federated Department Stores, Inc.*	900	37,719
Home Depot, Inc.	14,400	720,000
Kohl's Corp.*	3,900	263,913
Lowe's Companies, Inc.	2,100	95,025
Target Corp.	3,300	138,270
The May Department Stores Co.	900	32,976
TJX Companies, Inc.	3,200	121,504
Wal-Mart Stores, Inc.	24,800	1,537,848
Walgreen Co.	4,600	185,104
		3,473,665
Hotels & Casinos 0.6%
Carnival Corp. "A"	4,700	128,263
Marriott International, Inc. "A"	1,000	39,470
Starwood Hotels & Resorts Worldwide, Inc. (REIT)	4,300	154,800
		322,533
Recreational Products 0.3%
Harley-Davidson, Inc.	1,500	76,890
International Game Technology*	1,000	67,520
		144,410
Restaurants 0.3%
Brinker International, Inc.*	900	30,906
McDonald's Corp.	2,900	75,690
Outback Steakhouse, Inc.*	1,200	42,792
		149,388
Specialty Retail 0.9%
Circuit City Stores (Circuit City Group)	6,200	110,856
RadioShack Corp.	8,100	222,264
Tiffany & Co.	4,000	131,240
		464,360
Consumer Staples 9.5%
Alcohol & Tobacco 1.7%
Adolph Coors Co. "B"	1,300	78,663
Anheuser-Busch Companies, Inc.	6,800	345,780
Philip Morris Companies, Inc.	8,700	458,142
		882,585
Consumer Electronic and Photographic 0.6%
Eastman Kodak Co.	4,600	144,900
Imagistics International, Inc.*	392	6,154
Maytag Corp.	4,300	171,699
		322,753
Food & Beverage 4.1%
Albertson's, Inc.	3,245	98,194
Coca-Cola Co.	17,900	848,281
General Mills, Inc.	3,000	138,690
Kroger Co.*	6,900	152,835
PepsiCo, Inc.	7,550	381,275
Safeway, Inc.*	6,100	262,178
Unilever NV (New York shares)	4,400	256,432
Winn-Dixie Stores, Inc.	2,300	38,525
		2,176,410
Package Goods/Cosmetics 3.1%
Avon Products, Inc.	3,000	155,070
Clorox Co.	5,000	218,950
Colgate-Palmolive Co.	4,200	235,116
International Flavors & Fragrances, Inc.	1,600	55,120
Kimberly-Clark Corp.	4,500	281,700
Procter & Gamble Co.	8,300	703,757
		1,649,713
Durables 2.5%
Aerospace 1.7%
Boeing Co.	5,500	252,780
Lockheed Martin Corp.	2,500	141,025
Rockwell Automation, Inc.	11,400	225,150
Rockwell Collins, Inc.	2,600	60,450
United Technologies Corp.	3,300	240,735
		920,140
Automobiles 0.6%
Ford Motor Co.	7,316	108,862
General Motors Corp.	3,800	201,324
		310,186
Construction/Agricultural Equipment 0.2%
Caterpillar, Inc.	1,700	94,367
Telecommunications Equipment 0.0%
Scientific-Atlanta, Inc.	800	17,896
Energy 7.4%
Oil & Gas Production 2.3%
Anadarko Petroleum Corp.	956	49,808
Apache Corp.	4,070	214,693
BP PLC (ADR)	5,204	257,858
Burlington Resources, Inc.	700	26,306
ChevronTexaco Corp.	4,578	386,566
Devon Energy Corp.	4,400	192,192
El Paso Corp.	2,000	78,160
		1,205,583
Oil Companies 4.7%
Exxon Mobil Corp.	41,008	1,693,630
Royal Dutch Petroleum Co. (New York shares)	16,000	821,920
		2,515,550
Oil/Gas Transmission 0.4%
Exelon Corp.	1,600	78,848
Kinder Morgan, Inc.	500	20,500
Williams Companies, Inc.	6,600	101,970
		201,318
Oilfield Services/Equipment 0.0%
Tidewater, Inc.	700	27,286
Financial 16.5%
Banks 5.8%
Bank of America Corp.	12,100	773,795
Bank One Corp.	4,100	146,944
Fifth Third Bancorp.	600	38,256
FleetBoston Financial Corp.	5,213	174,010
Golden West Financial Corp.	800	51,000
J.P. Morgan Chase & Co.	9,040	264,420
MBNA Corp.	2,400	83,232
Mellon Financial Corp.	2,100	75,600
National City Corp.	3,800	108,376
PNC Financial Services Group	1,300	71,422
State Street Corp.	6,600	334,620
U.S. Bancorp	7,900	164,715
Wachovia Corp.	4,000	132,920
Wells Fargo & Co.	12,700	595,630
Zions Bancorp.	1,300	68,705
		3,083,645
Consumer Finance 3.4%
American Express Co.	7,900	287,955
Citigroup, Inc.	28,133	1,273,018
Household International, Inc.	4,500	231,750
		1,792,723
Insurance 4.1%
Ace Ltd.	7,900	346,810
Allstate Corp.	2,900	101,558
American International Group, Inc.	12,042	890,747
Aon Corp.	700	24,241
Chubb Corp.	700	52,598
CIGNA Corp.	2,400	215,280
Lincoln National Corp.	3,200	163,872
MetLife, Inc.	5,200	165,776
Progressive Corp.	200	31,160
St. Paul Companies, Inc.	1,700	83,130
XL Capital Ltd. "A"	1,000	95,260
		2,170,432
Other Financial Companies 2.8%
Fannie Mae	5,700	446,025
Freddie Mac	2,500	159,350
Legg Mason, Inc.	800	41,936
Marsh & McLennan Companies, Inc.	2,500	263,875
Morgan Stanley Dean Witter & Co.	4,800	235,776
USA Education, Inc.	1,700	157,675
Washington Mutual, Inc.	5,050	164,277
		1,468,914
Real Estate 0.4%
Equity Office Properties Trust (REIT)	3,100	88,970
Equity Residential Properties Trust (REIT)	5,200	140,140
		229,110
Health 14.0%
Biotechnology 1.0%
Amgen, Inc.*	4,700	272,506
Biogen, Inc.*	5,000	265,750
		538,256
Health Industry Services 0.9%
Aetna, Inc.	7,100	248,926
Cardinal Health, Inc.	450	29,741
Humana, Inc.*	3,200	41,920
Quintiles Transnational Corp.*	3,400	56,474
Wellpoint Health Networks, Inc.*	700	85,134
		462,195
Hospital Management 0.3%
HCA, Inc.	2,500	101,825
Tenet Healthcare Corp.*	1,000	57,750
		159,575
Medical Supply & Specialty 3.4%
Bausch & Lomb, Inc.	2,600	98,748
Baxter International, Inc.	2,600	144,248
Boston Scientific Corp.*	3,500	78,260
C.R. Bard, Inc.	1,300	70,720
Guidant Corp.*	3,700	153,550
Johnson & Johnson	15,300	931,770
Medtronic, Inc.	3,800	169,252
Waters Corp.*	4,600	143,750
Zimmer Holdings, Inc.*	880	31,469
		1,821,767
Pharmaceuticals 8.4%
Abbott Laboratories	6,100	344,953
American Home Products Corp.	2,600	165,230
Bristol-Myers Squibb Co.	14,200	667,400
Eli Lilly & Co.	7,000	530,110
Forest Laboratories, Inc.*	700	55,664
Merck & Co., Inc.	15,700	962,881
Pfizer, Inc.	35,075	1,436,672
Pharmacia Corp.	3,618	148,519
Watson Pharmaceuticals, Inc.*	4,400	128,832
		4,440,261
Manufacturing 9.0%
Chemicals 1.0%
Dow Chemical Co.	5,100	159,528
E.I. du Pont de Nemours & Co.	5,300	248,252
Praxair, Inc.	400	23,160
Rohm & Haas Co.	2,000	76,820
		507,760
Containers & Paper 0.3%
Sealed Air Corp.*	3,100	139,438
Diversified Manufacturing 5.9%
General Electric Co.	45,300	1,744,050
Honeywell International, Inc.	10,900	415,508
Illinois Tool Works, Inc.	1,700	125,052
Loews Corp.	2,400	139,992
Minnesota Mining & Manufacturing Co.	3,000	353,790
Textron, Inc.	800	38,024
Tyco International Ltd.	11,125	323,738
		3,140,154
Electrical Products 0.8%
American Power Conversion Corp.*	8,100	106,029
Emerson Electric Co.	5,600	322,504
		428,533
Hand Tools 0.1%
Snap-On, Inc.	2,000	68,900
Industrial Specialty 0.2%
Centex Corp.	700	40,908
Sherwin-Williams Co.	3,200	84,544
		125,452
Machinery/Components/Controls 0.4%
Ingersoll Rand Co. "A"	2,200	110,000
Pitney Bowes, Inc.	2,000	83,440
		193,440
Office Equipment/Supplies 0.3%
Lexmark International, Inc. "A"*	800	39,768
Xerox Corp.*	10,600	102,926
		142,694
Media 1.2%
Advertising 0.1%
Omnicom Group, Inc.	800	74,832
Broadcasting & Entertainment 0.6%
AOL Time Warner, Inc.*	11,000	272,800
Viacom, Inc. "B"*	1,300	60,515
		333,315
Print Media 0.5%
Gannett Co., Inc.	900	68,562
Tribune Co.	4,600	196,972
		265,534
Metals and Minerals 0.9%
Precious Metals 0.4%
Barrick Gold Corp.	2,500	45,125
Freeport McMoRan Copper & Gold, Inc. "B"*	4,000	58,600
Newmont Mining Corp. Holding Co.	5,800	139,896
		243,621
Steel & Metals 0.5%
Alcoa, Inc.	2,900	108,953
Nucor Corp.	800	45,200
Phelps Dodge Corp.	2,600	98,566
		252,719
Service Industries 5.2%
EDP Services 1.7%
Automatic Data Processing, Inc.	4,500	237,195
Computer Sciences Corp.*	5,100	242,301
Electronic Data Systems Corp.	4,500	265,635
First Data Corp.	2,100	171,192
		916,323
Environmental Services 0.2%
Waste Management, Inc.	3,100	81,561
Investment 0.8%
Bear Stearns Companies, Inc.	1,900	104,671
Charles Schwab Corp.	6,000	78,240
Stilwell Financial, Inc.	9,500	216,695
		399,606
Miscellaneous Commercial Services 1.5%
Cendant Corp.*	9,000	156,690
Concord EFS, Inc.*	1,600	48,048
Convergys Corp.*	6,000	182,940
NCR Corp.*	1,400	58,520
Sabre Group Holdings, Inc.*	5,800	255,258
Sysco Corp.	3,400	100,538
		801,994
Miscellaneous Consumer Services 0.5%
TXU Corp.	4,700	239,089
Vivendi Universal SA (ADR)	1,040	40,248
		279,337
Printing/Publishing 0.5%
Equifax, Inc.	4,900	147,000
McGraw-Hill, Inc.	2,000	131,600
		278,600
Technology 13.8%
Computer Software 4.3%
Computer Associates International, Inc.	7,400	120,472
Compuware Corp.*	6,400	73,024
Intuit, Inc.*	6,600	250,074
Microsoft Corp.*	26,700	1,557,678
NVIDIA Corp.*	1,000	51,010
Oracle Corp.*	11,500	191,130
Roxio, Inc.*	1,728	29,376
		2,272,764
Diverse Electronic Products 0.4%
Applied Materials, Inc.*	1,300	56,511
Motorola, Inc.	11,300	146,900
		203,411
Electronic Components/Distributors 1.4%
Adaptec, Inc.*	10,500	119,700
Advanced Micro Devices, Inc.*	12,200	164,700
Cisco Systems, Inc.*	30,500	435,235
		719,635
Electronic Data Processing 3.4%
Apple Computer, Inc.*	10,700	232,190
Compaq Computer Corp.	12,000	121,680
Dell Computer Corp.*	6,100	150,609
Hewlett-Packard Co.	17,500	352,100
International Business Machines Corp.	9,900	971,388
		1,827,967
Precision Instruments 0.1%
Agilent Technologies, Inc.*	2,068	64,418
Semiconductors 4.2%
Altera Corp.*	1,700	32,419
Conexant Systems, Inc.*	17,400	178,176
Intel Corp.	36,900	1,053,495
KLA-Tencor Corp.*	700	40,537
LSI Logic Corp.*	10,600	158,894
Micron Technology, Inc.*	2,700	86,805
National Semiconductor Corp.*	4,700	118,205
Texas Instruments, Inc.	13,000	381,550
Xilinx, Inc.*	4,400	158,048
		2,208,129
Transportation 0.8%
Air Freight 0.2%
FedEx Corp.*	1,900	109,934
Airlines 0.5%
Delta Air Lines, Inc.	7,000	241,500
Railroads 0.1%
Union Pacific Corp.	1,000	60,670
Utilities 1.3%
Electric Utilities 1.2%
AES Corp.*	2,700	13,932
Constellation Energy Group, Inc.	8,100	233,928
Duke Energy Corp.	3,900	137,670
FPL Group, Inc.	1,800	95,598
Southern Co.	6,200	157,480
		638,608
Natural Gas Distribution 0.1%
Reliant Energy, Inc.	1,800	37,440
Other 3.0%
Standard & Poor's 500 Depository Receipt Trust (SPDRs) Series 1	14,400	1,600,560
Total Common Stocks (Cost $52,664,521)		52,705,233

Cash Equivalents 0.6%
Zurich Scudder Cash Management QP Trust, 1.93% (b) (Cost $295,633)	295,633	295,633
Total Investment Portfolio - 100.0% (Cost $52,960,154) (a)		53,000,866

* Non-income producing security.
(a) The cost for federal income tax purposes was $53,632,882. At February 28, 2002, net unrealized depreciation for all securities based on tax cost was $632,016. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,533,171 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,165,187.
(b) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The unaudited rate shown is the annualized seven-day yield at period end.
During the year ended February 28, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $47,995,567 and $27,547,759, respectively.

The accompanying notes are an integral part of the financial statements.

Performance Summary February 28, 2002

Scudder Select 1000 Growth Fund

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder Select 1000 Growth Fund	1-Year	Life of Class**
Class A(a)	-15.03%	-10.23%
Class B(a)	-15.87%	-11.02%
Class C(a)	-15.86%	-11.00%
Russell 1000 Growth Index+	-15.58%	-9.94%

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

Net Asset Value
	Class A	Class B	Class C
Net Asset Value: 2/28/02	$ 8.96	$ 8.91	$ 8.91
Commencement of sales (7/2/01)	$ 10.39	$ 10.39	$ 10.39

Class S Lipper Rankings* - Large Cap Growth Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	239	of	828	29

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper, Inc.

a On July 2, 2001, the Fund began offering additional shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Select 1000 Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

Scudder Select 1000 Growth Fund

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
-- Scudder Select 1000 Growth Fund - Class A -- Russell 1000 Growth Index+

Comparative Results* (Adjusted for Sales Charge)
Scudder Select 1000 Growth Fund		1-Year	Life of Class**
Class A(c)	Growth of $10,000	$8,009	$6,976
	Average annual total return	-19.91%	-12.12%
Class B(c)	Growth of $10,000	$8,161	$6,922
	Average annual total return	-18.39%	-12.37%
Class C(c)	Growth of $10,000	$8,414	$7,226
	Average annual total return	-15.86%	-11.00%
Russell 1000 Growth Index+	Growth of $10,000	$8,442	$7,498
	Average annual total return	-15.58%	-9.94%

The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class S shares; rankings for share classes may vary.
** The Fund commenced operations on May 17, 1999. Index comparisons begin on May 31, 1999.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
c On July 2, 2001, the Fund began offering additional shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Select 1000 Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The Russell 1000 Growth Index is an unmanaged capitalization-weighted price index of the 1000 largest U.S. growth companies traded on the NYSE, AMEX and Nasdaq. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. If the Advisor had not maintained the Fund's expenses during part of the periods, the total returns would have been lower.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Summary February 28, 2002

Scudder Select 1000 Growth Fund

Asset Allocation	2/28/02	2/28/01

Common Stocks	100%	100%
	100%	100%

Sector Diversification	2/28/02	2/28/01

Technology	26%	35%
Health	25%	23%
Consumer Discretionary	11%	8%
Manufacturing	10%	10%
Financial	7%	3%
Consumer Staples	7%	5%
Service Industries	4%	5%
Media	3%	4%
Energy	2%	2%
Other	5%	5%
	100%	100%

Asset allocation and sector diversification are subject to change.

Scudder Select 1000 Growth Fund

Ten Largest Equity Holdings at February 28, 2002 (39.5% of Portfolio)
1. General Electric Co. Industrial conglomerate	7.9%
2. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	5.5%
3. Microsoft Corp. Developer of computer software	5.5%
4. Intel Corp. Designer, manufacturer and seller of computer components and related products	4.2%
5. Wal-Mart Stores, Inc. Operator of discount stores	3.7%
6. Johnson & Johnson Provider of health care products	3.0%
7. International Business Machines Corp. Manufacturer of computers and servicer of information processing	2.6%
8. American International Group, Inc. Provider of insurance services	2.6%
9. Home Depot, Inc. Operator of building materials and home improvement stores	2.3%
10. Merck & Co., Inc. Provider of pharmaceuticals	2.2%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page <Click Here>. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of February 28, 2002

Scudder Select 1000 Growth Fund

	Shares	Value ($)
Common Stocks 100.0%
Communications 1.4%
Cellular Telephone 0.2%
AT&T Wireless Services, Inc.*	3,890	39,250
QUALCOMM, Inc.*	200	6,650
Wireless Facilities, Inc.*	2,200	8,250
		54,150
Telephone/Communications 1.2%
AT&T Corp.	1,159	18,011
BroadWing, Inc.*	1,200	7,536
Inet Technologies, Inc.*	1,700	17,187
Lucent Technologies, Inc.	4,100	22,919
Qwest Communications International, Inc.	2,604	22,655
SBC Communications, Inc.	2,400	90,816
Telephone & Data Systems, Inc.	800	69,720
WorldCom, Inc. (Worldcom Group)*	3,200	24,064
		272,908
Construction 0.1%
Building Products
Quanta Services, Inc.*	900	13,878
Consumer Discretionary 10.8%
Apparel & Shoes 0.5%
Abercrombie & Fitch Co. "A"*	400	10,656
Talbots, Inc.	2,500	100,275
Timberland Co. "A"*	100	3,548
		114,479
Department & Chain Stores 7.7%
Dollar Tree Stores, Inc.*	1,000	32,040
Home Depot, Inc.	9,900	495,000
Lowe's Companies, Inc.	1,600	72,400
Target Corp.	3,600	150,840
Wal-Mart Stores, Inc.	13,000	806,130
Walgreen Co.	2,300	92,552
Whole Foods Market, Inc.*	700	31,115
		1,680,077
Hotels & Casinos 0.2%
Hotel Reservations Network, Inc. "A"*	900	45,900
Recreational Products 0.5%
Harley-Davidson, Inc.	1,300	66,638
International Game Technology*	500	33,760
		100,398
Specialty Retail 1.9%
Barnes & Noble, Inc.*	3,000	92,970
CDW Computer Centers, Inc.*	1,400	73,920
Circuit City Stores (Circuit City Group)	1,700	30,396
Intimate Brands, Inc.	3,200	61,856
RadioShack Corp.	4,500	123,480
Tiffany & Co.	1,000	32,810
		415,432
Consumer Staples 7.1%
Alcohol & Tobacco 1.3%
Anheuser-Busch Companies, Inc.	1,600	81,360
Philip Morris Companies, Inc.	3,800	200,108
		281,468
Food & Beverage 4.0%
Albertson's, Inc.	1,600	48,416
Coca-Cola Co.	7,000	331,730
PepsiCo, Inc.	6,320	319,160
Safeway, Inc.*	2,400	103,152
William Wrigley Jr. Co.	800	44,832
Winn-Dixie Stores, Inc.	1,300	21,775
		869,065
Package Goods/Cosmetics 1.8%
Avon Products, Inc.	400	20,676
Colgate-Palmolive Co.	2,600	145,548
Estee Lauder Companies, Inc. "A"	300	9,360
Gillette Co.	1,300	44,447
Kimberly-Clark Corp.	1,600	100,160
Procter & Gamble Co.	1,000	84,790
		404,981
Durables 1.6%
Aerospace 0.9%
Boeing Co.	3,300	151,668
United Technologies Corp.	500	36,475
		188,143
Automobiles 0.1%
SPX Corp.*	200	25,302
Telecommunications Equipment 0.6%
Advanced Fibre Communications, Inc.*	900	14,625
Andrew Corp.*	200	3,362
Copper Mountain Networks, Inc.*	6,200	5,332
Digital Lightwave, Inc.*	900	4,347
Scientific-Atlanta, Inc.	4,500	100,665
		128,331
Energy 1.9%
Oil & Gas Production 0.8%
Anadarko Petroleum Corp.	1,600	83,360
Apache Corp.	440	23,210
El Paso Corp.	1,400	54,712
EOG Resources, Inc.	300	10,557
NRG Energy, Inc.	200	2,316
		174,155
Oil/Gas Transmission 0.3%
Dynegy, Inc.	1,900	48,583
Williams Companies, Inc.	530	8,189
		56,772
Oilfield Services/Equipment 0.8%
Baker Hughes, Inc.	700	24,717
ENSCO International, Inc.	400	10,188
Halliburton Co.	6,300	103,698
Tidewater, Inc.	900	35,082
		173,685
Financial 7.0%
Banks 1.6%
Bank of New York Co., Inc.	1,000	37,640
Fifth Third Bancorp.	1,800	114,768
Labranche & Co. Inc.*	100	3,125
MBNA Corp.	2,200	76,296
Northern Trust Corp.	900	48,708
State Street Corp.	1,200	60,840
		341,377
Consumer Finance 1.2%
American Express Co.	3,000	109,350
AmeriCredit Corp.*	300	7,005
Citigroup, Inc.	3,500	158,375
		274,730
Insurance 2.6%
American International Group, Inc.	7,700	569,569
Other Financial Companies 1.6%
Certegy, Inc.*	300	11,145
Freddie Mac	1,200	76,488
Goldman Sachs Group, Inc.	100	8,094
Knight Trading Group, Inc.*	8,900	70,844
Marsh & McLennan Companies, Inc.	100	10,555
Morgan Stanley Dean Witter & Co.	1,900	93,328
T Rowe Price Group, Inc.	1,900	75,639
		346,093
Health 25.1%
Biotechnology 1.0%
Affymetrix, Inc.*	200	4,920
Amgen, Inc.*	300	17,394
Biogen, Inc.*	2,500	132,875
Chiron Corp.*	100	4,342
Genzyme Corp. (General Division)*	800	35,504
Incyte Pharmaceuticals, Inc.*	300	3,297
Myriad Genetics, Inc.*	100	3,275
Protein Design Labs, Inc.*	400	6,348
		207,955
Health Industry Services 0.6%
Cardinal Health, Inc.	300	19,827
Cerner Corp.*	1,200	52,128
Laboratory Corp. of America Holdings*	400	32,592
Orthodontic Centers of America, Inc.*	100	2,494
PerkinElmer, Inc.	400	9,200
Quintiles Transnational Corp.*	700	11,627
		127,868
Hospital Management 0.5%
Tenet Healthcare Corp.*	300	17,325
UnitedHealth Group, Inc.	1,400	101,486
		118,811
Medical Supply & Specialty 5.6%
Applied Biosystems Group (Applera Corp.)	900	20,340
Bausch & Lomb, Inc.	300	11,394
Baxter International, Inc.	2,000	110,960
Biomet, Inc.	2,025	61,884
Cytyc Corp.*	500	11,730
Guidant Corp.*	1,900	78,850
Johnson & Johnson	10,912	664,541
Medtronic, Inc.	5,100	227,154
Quest Diagnostics, Inc.*	300	21,273
Zimmer Holdings, Inc.*	580	20,741
		1,228,867
Pharmaceuticals 17.4%
Abbott Laboratories	2,800	158,339
Allergan, Inc.	2,000	129,680
American Home Products Corp.	3,700	235,135
Barr Laboratories, Inc.*	900	61,425
Bristol-Myers Squibb Co.	8,200	385,400
Cephalon, Inc.*	1,900	110,770
Eli Lilly & Co.	4,800	363,504
Forest Laboratories, Inc.*	700	55,664
Gilead Sciences, Inc.*	1,500	105,690
King Pharmaceuticals, Inc.	2,166	67,276
Merck & Co., Inc.	7,800	478,374
Pfizer, Inc.	29,350	1,202,176
Pharmacia Corp.	5,500	225,775
Schering-Plough Corp.	6,300	217,287
Sicor, Inc.*	200	3,200
		3,799,695
Manufacturing 9.7%
Chemicals 0.0%
Cabot Microelectronics Corp.*	100	5,504
Diversified Manufacturing 8.7%
General Electric Co.	44,700	1,720,950
Honeywell International, Inc.	2,600	99,112
Illinois Tool Works, Inc.	900	66,204
Tyco International Ltd.	740	21,534
		1,907,800
Electrical Products 0.0%
American Power Conversion Corp.*	800	10,472
Hand Tools 0.2%
Black & Decker Corp.	700	33,950
Industrial Specialty 0.4%
Mykrolis Corp.*	203	2,152
Polycom, Inc.*	3,500	85,190
		87,342
Machinery/Components/Controls 0.2%
Millipore Corp.	300	15,660
Newport Corp.	1,400	26,474
		42,134
Office Equipment/Supplies 0.2%
Lexmark International, Inc. "A"*	400	19,884
Xerox Corp.*	3,300	32,043
		51,927
Media 3.4%
Advertising 0.7%
DoubleClick, Inc.*	500	5,385
Interpublic Group of Companies, Inc.	5,200	141,440
Ticketmaster "B"*	200	4,800
		151,625
Broadcasting & Entertainment 2.4%
AOL Time Warner, Inc.*	13,750	341,000
Cablelvision Systems Corp. (Rainbow Media Group)*	100	2,530
USA Networks, Inc.*	2,900	85,724
Viacom, Inc. "B"*	1,900	88,445
		517,699
Cable Television 0.2%
EchoStar Communications Corp. "A"*	900	23,508
Liberty Digital, Inc. "A"*	3,500	11,130
		34,638
Print Media 0.1%
Reader's Digest Association, Inc. "A"	1,300	27,144
Metals and Minerals 0.2%
Precious Metals 0.1%
Newmont Mining Corp Holding Co.	900	21,708
Steel & Metals 0.1%
Alcoa, Inc.	800	30,056
Service Industries 4.2%
EDP Services 1.7%
Acxiom Corp.*	3,600	52,560
Affiliated Computer Services, Inc. "A"*	200	9,782
Automatic Data Processing, Inc.	1,900	100,149
Electronic Data Systems Corp.	1,500	88,545
First Data Corp.	1,100	89,672
VeriSign, Inc.*	1,000	23,730
		364,438
Environmental Services 0.0%
Allied Waste Industries, Inc.*	200	2,610
Investment 0.6%
Charles Schwab Corp.	4,600	59,984
Stilwell Financial, Inc.	3,100	70,711
		130,695
Miscellaneous Commercial Services 1.8%
CMGI, Inc.*	1,100	1,617
Concord EFS, Inc.*	2,200	66,066
Convergys Corp.*	3,200	97,568
Dycom Industries, Inc.*	600	9,090
Metris Companies, Inc.	1,100	17,908
Sabre Group Holdings, Inc.*	2,500	110,025
Sysco Corp.	1,700	50,269
United Parcel Service, Inc. "B"	600	35,364
		387,907
Miscellaneous Consumer Services 0.1%
eBay, Inc.*	600	31,230
Infospace.com, Inc.*	1,000	1,350
		32,580
Technology 25.6%
Computer Software 10.3%
BMC Software, Inc.*	600	9,630
Cadence Design Systems, Inc.*	3,100	65,565
Citrix Systems, Inc.*	800	12,136
Computer Associates International, Inc.	1,600	26,048
Compuware Corp.*	2,000	22,820
Electronic Arts, Inc.*	2,400	129,168
Inktomi Corp.*	500	2,185
Intuit, Inc.*	3,100	117,459
Liberate Technologies, Inc.*	200	1,482
Mentor Graphics Corp.*	2,800	60,788
Microsoft Corp.*	20,500	1,195,970
NVIDIA Corp.*	800	40,808
Oracle Corp.*	10,600	176,172
Parametric Technology Corp.*	1,100	8,096
PeopleSoft, Inc.*	1,100	31,977
RealNetworks, Inc.*	400	2,180
Sybase, Inc.*	3,800	64,106
Symantec Corp.*	4,000	144,240
Synopsys Ltd.*	2,300	108,330
TIBCO Software, Inc.*	200	2,110
webMethods, Inc.*	1,800	30,960
		2,252,230
Diverse Electronic Products 0.5%
Applied Materials, Inc.*	900	39,123
McDATA Corp. "A"*	557	8,778
Motorola, Inc.	3,400	44,200
Teradyne, Inc.*	800	26,808
		118,909
EDP Peripherals 0.1%
EMC Corp.*	1,300	14,170
Electronic Components/Distributors 2.7%
Advanced Micro Devices, Inc.*	4,400	59,400
Analog Devices, Inc.*	1,500	55,815
Cisco Systems, Inc.*	31,500	449,505
Sandisk Corp.*	1,000	14,710
		579,430
Electronic Data Processing 4.4%
Compaq Computer Corp.	700	7,098
Dell Computer Corp.*	9,500	234,555
Hewlett-Packard Co.	1,700	34,204
International Business Machines Corp.	5,900	578,908
Sun Microsystems, Inc.*	11,800	100,418
Unisys Corp.*	1,500	16,650
		971,833
Precision Instruments 0.1%
ADTRAN, Inc.*	100	2,410
Lam Research Corp.*	500	10,820
		13,230
Semiconductors 7.5%
Amkor Technology, Inc.*	400	5,552
Cirrus Logic Inc.*	800	12,344
Conexant Systems, Inc.*	500	5,120
Cypress Semiconductor Corp.*	300	5,955
Emulex Corp.*	1,400	45,444
Integrated Device Technology, Inc.*	1,700	43,469
Intel Corp.	32,100	916,473
International Rectifier Corp.*	1,200	44,064
Intersil Holding Corp. "A"*	400	10,952
KLA-Tencor Corp.*	800	46,328
LSI Logic Corp.*	6,300	94,437
Maxim Integrated Products, Inc.*	1,300	59,488
Microchip Technology, Inc.*	500	17,090
National Semiconductor Corp.*	200	5,030
Silicon Storage Technology, Inc.*	400	3,560
Texas Instruments, Inc.	11,060	324,611
		1,639,917
Transportation 0.2%
Airlines
SkyWest, Inc.	1,600	40,640
Utilities 0.1%
Electric Utilities
AES Corp.*	1,800	9,288
Mirant Corp.*	1,100	9,548
		18,836
Other 1.6%
Standard & Poor's 500 Depository Receipt Trust (SPDRs) Series 1	3,100	344,565
Total Common Stocks (Cost $22,991,807)		21,848,078
Total Investment Portfolio - 100.0% (Cost $22,991,807) (a)		21,848,078

* Non-income producing security.
(a) The cost for federal income tax purposes was $23,683,335. At February 28, 2002, net unrealized depreciation for all securities based on tax cost was $1,835,257. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,538,224 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,373,481.
During the year ended February 28, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $21,284,390 and $20,101,058, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of February 28, 2002
Assets	Scudder Select 500 Fund	Scudder Select 1000 Growth Fund
Investments in securities, at value (for cost, see accompanying investment portfolios)	$ 53,000,866	$ 21,848,078
Cash	10,000	24,315
Dividends receivable	77,227	22,419
Receivable for Fund shares sold	262,832	6,326
Foreign taxes recoverable	34	-
Total assets	53,350,959	21,901,138
Liabilities
Due to Advisor	63,722	-
Payable for Fund shares redeemed	10	120,091
Accrued management fee	19,318	6,888
Other accrued expenses and payables	45,894	7,379
Total liabilities	128,944	134,358
Net assets, at value	$ 53,222,015	$ 21,766,780
Net Assets
Net assets consist of: Undistributed net investment income (loss)	40,002	-
Net unrealized appreciation (depreciation) on investments	40,712	(1,143,729)
Accumulated net realized gain (loss)	(3,705,623)	(7,239,085)
Paid-in capital	56,846,924	30,149,594
Net assets, at value	$ 53,222,015	$ 21,766,780

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2002 (continued)
Net Asset Value	Scudder Select 500 Fund	Scudder Select 1000 Growth Fund
Class AARP Net assets applicable to shares outstanding	$ 2,661,552	$ 1,356,101
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	243,155	151,956
Net Asset Value, offering and redemption price per share	$ 10.95	$ 8.92
Class S Net assets applicable to shares outstanding	$ 38,616,227	$ 19,858,614
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,528,589	2,224,253
Net Asset Value, offering and redemption price per share	$ 10.94	$ 8.93
Class A Net assets applicable to shares outstanding	$ 3,468,042	$ 141,683
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	314,275	15,819
Net Asset Value and redemption price per share	$ 11.04	$ 8.96
Maximum offering price per share (100 / 94.25 of $11.04 and $8.96, respectively)	$ 11.71	$ 9.51
Class B Net assets applicable to shares outstanding	$ 7,283,355	$ 102,336
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	661,064	11,480
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.02	$ 8.91
Class C Net assets applicable to shares outstanding	$ 1,192,839	$ 308,046
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	108,134	34,577
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.03	$ 8.91

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended February 28, 2002
Investment Income	Scudder Select 500 Fund	Scudder Select 1000 Growth Fund
Income: Dividends (net of foreign taxes withheld of $3,081 and $0, respectively)	$ 558,481	$ 161,841
Interest	14,248	3,212
Total Income	572,729	165,053
Expenses: Management fee	205,571	111,157
Administrative fee	103,752	55,688
Distribution service fees	13,681	1,969
Trustees' fees and expenses	3,829	2,053
Other	3,316	2,458
Total expenses, before expense reductions	330,149	173,325
Expense reductions	(1,339)	(2,720)
Total expenses, after expense reductions	328,810	170,605
Net investment income (loss)	243,919	(5,552)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(2,510,156)	(4,861,025)
Net unrealized appreciation (depreciation) during the period on investments	(1,510,145)	1,397,407
Net gain (loss) on investment transactions	(4,020,301)	(3,463,618)
Net increase (decrease) in net assets resulting from operations	$ (3,776,382)	$ (3,469,170)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Select 500 Fund
Increase (Decrease) in Net Assets	Years Ended February 28,
	2002	2001
Operations: Net investment income (loss)	$ 243,919	$ 164,514
Net realized gain (loss) on investment transactions	(2,510,156)	179,347
Net unrealized appreciation (depreciation) on investment transactions during the period	(1,510,145)	(2,484,022)
Net increase (decrease) in net assets resulting from operations	(3,776,382)	(2,140,161)
Distributions to shareholders from: Net investment income: Class AARP	(12,711)	(1,638)
Class S	(217,273)	(128,954)
Class A	(5,679)	-
Fund share transactions: Proceeds from shares sold	31,398,742	13,250,953
Net assets acquired in tax-free reorganization	-	3,006,967
Reinvestment of distributions	228,557	127,398
Cost of shares redeemed	(10,795,803)	(10,680,180)
Net increase (decrease) in net assets from Fund share transactions	20,831,496	5,705,138
Increase (decrease) in net assets	16,819,451	3,434,385
Net assets at beginning of period	36,402,564	32,968,179
Net assets at end of period (including undistributed net investment income of $40,002 and $32,672, respectively)	$ 53,222,015	$ 36,402,564

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Select 1000 Growth Fund
	Years Ended February 28,
Increase (Decrease) in Net Assets	2002	2001
Operations: Net investment income (loss)	$ (5,552)	$ (65,037)
Net realized gain (loss) on investment transactions	(4,861,025)	(2,188,720)
Net unrealized appreciation (depreciation) on investment transactions during the period	1,397,407	(8,372,402)
Net increase (decrease) in net assets resulting from operations	(3,469,170)	(10,626,159)
Fund share transactions: Proceeds from shares sold	8,584,798	15,359,552
Cost of shares redeemed	(7,271,419)	(9,737,878)
Net increase (decrease) in net assets from Fund share transactions	1,313,379	5,621,674
Increase (decrease) in net assets	(2,155,791)	(5,004,485)
Net assets at beginning of period	23,922,571	28,927,056
Net assets at end of period	$ 21,766,780	$ 23,922,571

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Select 500 Fund

Class A

2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.15
Income (loss) from investment operations: Net investment income (loss)[b]	.03
Net realized and unrealized gain (loss) on investment transactions	(1.10)
Total from investment operations	(1.07)
Less distributions from: Net investment income	(.04)
Net asset value, end of period	$ 11.04
Total Return (%)[c]	(8.84)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3
Ratio of expenses (%)	1.05*
Ratio of net investment income (loss) (%)	.49*
Portfolio turnover rate (%)	67

a For the period from July 2, 2001 (commencement of sales of Class A shares) to February 28, 2002.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Select 500 Fund

Class B

2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.15
Income (loss) from investment operations: Net investment income (loss)[b]	(.02)
Net realized and unrealized gain (loss) on investment transactions	(1.11)
Total from investment operations	(1.13)
Net asset value, end of period	$ 11.02
Total Return (%)[c]	(9.30)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7
Ratio of expenses (%)	1.85*
Ratio of net investment income (loss) (%)	(.31)*
Portfolio turnover rate (%)	67

a For the period from July 2, 2001 (commencement of sales of Class B shares) to February 28, 2002.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Select 500 Fund

Class C

2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.15
Income (loss) from investment operations: Net investment income (loss)[b]	(.02)
Net realized and unrealized gain (loss) on investment transactions	(1.10)
Total from investment operations	(1.12)
Net asset value, end of period	$ 11.03
Total Return (%)[c]	(9.22)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses (%)	1.83*
Ratio of net investment income (loss) (%)	(.29)*
Portfolio turnover rate (%)	67

a For the period from July 2, 2001 (commencement of sales of Class C shares) to February 28, 2002.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Select 1000 Growth Fund

Class A

2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.39
Income (loss) from investment operations: Net investment income (loss)[b]	(.01)
Net realized and unrealized gain (loss) on investment transactions	(1.42)
Total from investment operations	(1.43)
Net asset value, end of period	$ 8.96
Total Return (%)[c]	(13.76)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.14
Ratio of expenses (%)	1.06*
Ratio of net investment income (loss) (%)	(.17)*
Portfolio turnover rate (%)	91

a For the period from July 2, 2001 (commencement of sales of Class A shares) to February 28, 2002.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Select 1000 Growth Fund

Class B

2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.39
Income (loss) from investment operations: Net investment income (loss)[b]	(.05)
Net realized and unrealized gain (loss) on investment transactions	(1.43)
Total from investment operations	(1.48)
Net asset value, end of period	$ 8.91
Total Return (%)[c]	(14.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.10
Ratio of expenses (%)	1.86*
Ratio of net investment income (loss) (%)	(.97)*
Portfolio turnover rate (%)	91

a For the period from July 2, 2001 (commencement of sales of Class B shares) to February 28, 2002.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Select 1000 Growth Fund

Class C

2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.39
Income (loss) from investment operations: Net investment income (loss)[b]	(.05)
Net realized and unrealized gain (loss) on investment transactions	(1.43)
Total from investment operations	(1.48)
Net asset value, end of period	$ 8.91
Total Return (%)[c]	(14.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.31
Ratio of expenses (%)	1.83*
Ratio of net investment income (loss) (%)	(.94)*
Portfolio turnover rate (%)	91

a For the period from July 2, 2001 (commencement of sales Class C shares) to February 28, 2002.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Select 500 Fund and Scudder Select 1000 Growth Fund (each a "Fund" and collectively, the "Funds") are each, respectively, a diversified series and non-diversified series, of Value Equity Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Each Fund offers multiple classes of shares which provide investors with different purchase options. On July 2, 2001, the Funds commenced offering Class A, B and C shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of the Funds are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Certain detailed information for the Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At February 28, 2002, Scudder Select 500 Fund had a net tax basis capital loss carryforward of approximately $2,610,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until February 28, 2007 ($132,000), February 29, 2008 ($552,000), February 28, 2009 ($157,000) and February 28, 2010 ($1,769,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2001 through February 28, 2002 the Fund incurred approximately $422,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending February 28, 2003.

At February 28, 2002, Scudder Select 1000 Growth Fund had a net tax basis capital loss carryforward of approximately $6,225,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until February 29, 2008 ($181,000), February 28, 2009 ($746,000) and February 28, 2010 ($5,298,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2001 through February 28, 2002, Scudder Select 1000 Growth Fund incurred approximately $323,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending February 28, 2003.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly for Scudder Select 500 Fund and annually for Scudder Select 1000 Growth Fund. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences relate primarily to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At February 28, 2002, the Funds' components of distributable earnings on a tax-basis are as follows:

	Select 500	Select 1000
Undistributed ordinary income*	$ 40,002	$ -
Undistributed net long-term capital gains	-	-
Capital loss carryforwards	2,610,000	6,225,000
Unrealized appreciation (depreciation) on investments	(632,016)	(1,835,257)

In addition, during the year ended February 28, 2002, the tax character of distributions paid to shareholders by each Fund are summarized as follows:

	Select 500	Select 1000
Distributions from ordinary income*	$ 235,663	$ -
Distributions from long-term capital gains	-	-
Distributions from return of capital	-	-

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Divided income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement for Scudder Select 500 Fund is equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000 of such net assets and 0.45% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. The management fee payable under the Management Agreement for Scudder Select 1000 Growth Fund is equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000 of such net assets and 0.45% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly.

The Advisor and certain of its subsidiaries agreed to reimburse or not impose, respectively, all or a portion of their fees payable by the Funds until June 30, 2001 in order to maintain the annualized expenses of each Fund at not more than 0.75% of average daily net assets. For the period from March 1, 2001 through June 30, 2001, the Advisor did not impose a portion of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $1,014 and $2,312, respectively, and the amount imposed aggregated $204,557 and $108,845, respectively. Accordingly, for the year ended February 28, 2002, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.49% and 0.49%, respectively, of Scudder Select 500 Fund's and Scudder Select 1000 Growth Fund's average daily net assets.

On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the funds' investment management agreements with ZSI under the 1940 Act and, therefore, a termination of those agreements, ZSI intends to seek approval of new agreements from the funds' shareholders. On April 5, 2002, ZSI was acquired by Deutsche Bank. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Funds (other than those provided by ZSI under its Management Agreement with the Funds, as described above) in exchange for the payment by each class of the Funds of an administrative services fee (the "Administrative Fee") of 0.25%, 0.25%, 0.275%, 0.325% and 0.300% of the average daily net assets for Class AARP, S, A, B and C shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to each Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for each Fund and maintains the accounting records of each Fund. Scudder Investments Service Company, an affiliate of ZSI, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of each Fund. Scudder Service Corporation also a subsidiary of ZSI, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of each Fund. Scudder Trust Company, also an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI provide certain services (i.e. custody, legal, audit) to each Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to each Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of each Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended February 28, 2002, the Administrative Fee for each Fund was as follows:

Select 500 Fund Administrative Fee	Total Aggregated	Unpaid at February 28, 2002
Class AARP	$ 4,472	$ 1,313
Class S	93,413	14,807
Class A	2,119	621
Class B	2,881	1,289
Class C	867	257
	$ 103,752	$ 18,287

Select 1000 Growth Fund Administrative Fee	Total Aggregated	Unpaid at February 28, 2002
Class AARP	$ 3,547	$ 270
Class S	51,462	3,982
Class A	111	31
Class B	96	26
Class C	472	75
	$ 55,688	$ 4,384

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period July 2, 2001 (commencement of sales) through February 28, 2002, the Distribution Fee was as follows:

Select 500 Fund Distribution Fee	Total Aggregated	Unpaid at February 28, 2002
Class B	$ 6,648	$ 2,972
Class C	2,168	643
	$ 8,816	$ 3,615

Select 1000 Growth Fund Distribution Fee	Total Aggregated	Unpaid at February 28, 2002
Class B	$ 222	$ 62
Class C	1,179	184
	$ 1,401	$ 246

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period July 2, 2001 (commencement of sales) through February 28, 2002, the Service Fee was as follows:

Select 500 Fund Service Fee	Total Aggregated	Unpaid at February 28, 2002
Class A	$ 1,926	$ 854
Class B	2,216	809
Class C	723	147
	$ 4,865	$ 1,810

Select 1000 Growth Fund Service Fee	Total Aggregated	Unpaid at February 28, 2002
Class A	$ 101	$ 13
Class B	74	1
Class C	393	5
	$ 568	$ 19

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Scudder Select 500 Fund's and Scudder Select 1000 Growth Fund's underwriting commissions paid in connection with the distribution of Class A shares for the period July 2, 2001 (commencement of sales) through February 28, 2002 aggregated $17,233 and $1,367, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period July 2, 2001 (commencement of sales) through February 28, 2002, the CDSC for Scudder Select 500 Fund's Class B and C shares was $461 and $17, respectively, and Scudder Select 1000 Growth Fund's Class B and C shares had none.

Trustees' Fees and Expenses. The Funds pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Funds may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust'') and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay ZSI a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Scudder Select 500 Fund and the Scudder Select 1000 Growth Fund for the year ended February 28, 2002, totaled $12,290 and $2,545, respectively, and are reflected as interest income on the Statement of Operations.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of each Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by ZSI. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

Each Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's custodian expenses. During the year ended February 28, 2002, pursuant to the Administrative Agreement, Scudder Select 500 Fund's and Scudder Select 1000 Growth Fund's Administrative Fee was reduced by $325 and $408, respectively, for custodian credits earned.

D. Line of Credit

The Funds and several other affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in Scudder Select 500 Fund:

	Year Ended February 28, 2002		Year Ended February 28, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	263,955	$ 3,003,412	116,878	$ 1,521,367*
Class S	1,411,496	16,149,311	889,619	11,729,586
Class A	324,197	3,607,651**	-	-
Class B	664,450	7,437,101**	-	-
Class C	108,287	1,201,267**	-	-
		$ 31,398,742		$ 13,250,953
Shares issued in tax-free reorganization
Class S	-	$ -	213,715	$ 3,006,967
Shares issued to shareholders in reinvestment of distributions
Class AARP	1,105	$ 12,561	127	$ 1,633*
Class S	18,448	210,367	9,652	125,765
Class A	494	5,629**	-	-
		$ 228,557		$ 127,398
Shares redeemed
Class AARP	(86,264)	$ (953,712)	(52,646)	$ (681,653)*
Class S	(862,629)	(9,684,945)	(763,040)	(9,998,527)
Class A	(10,416)	(116,792)**	-	-
Class B	(3,386)	(38,173)**	-	-
Class C	(153)	(2,181)**	-	-
		$ (10,795,803)		$ (10,680,180)
Net increase (decrease)
Class AARP	178,796	$ 2,062,261	64,359	$ 841,347*
Class S	567,315	6,674,733	349,946	4,863,791
Class A	314,275	3,496,488**	-	-
Class B	661,064	7,398,928**	-	-
Class C	108,134	1,199,086**	-	-
		$ 20,831,496		$ 5,705,138

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to February 28, 2001.
** For the period from July 2, 2001 (commencement of sales of Class A, B and C shares) to February 28, 2002.

The following table summarizes share and dollar activity in Scudder Select 1000 Growth Fund:

	Year Ended February 28, 2002		Year Ended February 28, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	75,307	$ 735,676	158,718	$ 2,039,137*
Class S	787,702	7,242,380	910,406	13,320,415
Class A	15,823	144,548**	-	-
Class B	13,090	120,940**	-	-
Class C	34,577	341,254**	-	-
		$ 8,584,798		$ 15,359,552
Shares redeemed
Class AARP	(63,181)	$ (594,057)	(18,888)	$ (226,430)*
Class S	(704,336)	(6,662,718)	(682,926)	(9,511,448)
Class A	(4)	(36)**	-	-
Class B	(1,610)	(14,608)**	-	-
		$ (7,271,419)		$ (9,737,878)
Net increase (decrease)
Class AARP	12,126	$ 141,619	139,830	$ 1,812,707*
Class S	83,366	579,662	227,480	3,808,967
Class A	15,819	144,512**	-	-
Class B	11,480	106,332**	-	-
Class C	34,577	341,254**	-	-
		$ 1,313,379		$ 5,621,674

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to February 28, 2001.
** For the period from July 2, 2001 (commencement of sales of Class A, B and C shares) to February 28, 2002.

F. Acquisition of Assets

On August 25, 2000, Scudder Select 500 Fund acquired all of the net assets of Scudder Tax Managed Growth Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 213,715 Class S shares of the Fund for 200,021 shares of Scudder Tax Managed Growth Fund outstanding on August 25, 2000. Scudder Tax Managed Growth Fund's net assets at that date ($3,006,967), including $847,697 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $36,102,459. The combined net assets of the Fund immediately following the acquisition were $39,109,426.

Report of Independent Accountants

To the Trustees and the Shareholders of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund (the "Funds") at February 28, 2002, and the results of their operations, the changes in their net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts April 10, 2002	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the Funds' fiscal year ended February 28, 2002 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents information about each Trustee of the fund as of February 28, 2002. Each Trustee's age is in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Henry P. Becton (58)
Trustee	2000 to present	President, WGBH Educational Foundation	49	American Public Television;
New England Aquarium;
Becton Dickinson and Company;
Mass Corporation for Educational Telecommunications;
The A.H. Belo Company;
Committee for Economic Development;
Concord Academy;
Public Broadcasting Service;
Boston Museum of Science

Dawn-Marie Driscoll (55)
Trustee	2000 to present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College	49	Computer Rescue Squad; Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; Chairman, ICI Directors Services Committee
Edgar R. Fiedler (72)
Trustee	2000 to present	Senior Fellow and Economic Counsellor, The Conference Board, Inc. (not-for-profit business research organization)	49	None
Keith R. Fox (57)
Trustee	1999 to present	Managing Partner, Exeter Capital Partners (private equity funds)	49	Facts on File (school and library publisher); Progressive (kitchen importer and distributor)
Jean Gleason Stromberg (58)
Trustee	2000 to present	Consultant (1997 to present); prior thereto, Director, U.S. General Accounting Office (1996-1997); Partner, Fulbright & Jaworski (law firm) (1978-1996)	49	The William and Flora Hewlett Foundation
Jean C. Tempel (58)
Trustee	2000 to present	Managing Partner, First Light Capital (venture capital group)	49	United Way of Mass Bay;
Sonesta International Hotels, Inc.;
Northeastern University Funds and Endowment Committee;
Connecticut College Finance Committee;
Commonwealth Institute (not-for-profit start-up for women's enterprises);
The Reference, Inc. (IT consulting for financial services)

Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Linda C. Coughlin* (50)
Trustee and President	2000 to present	Managing Director, Zurich Scudder Investments, Inc.	134	None
Steven Zaleznick** (47)
Trustee	2000 to present	President and CEO, AARP Services, Inc. (1999 to present); prior thereto, General Counsel and Acting Director/Membership, AARP	49	None

* Ms. Coughlin is considered an "interested person" because of her affiliation with the fund's investment manager.
** Mr. Zaleznick may be considered an "interested person" because of his affiliation with AARP.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

The following table presents information about each Officer of the fund. Each Officer's age as of February 28, 2002 is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the fund. Each Officer of the Fund is an employee of Zurich Scudder Investments, Inc.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Linda C. Coughlin (50)
President	2000 to present	Managing Director, Zurich Scudder Investments, Inc.
Thomas V. Bruns (44)
Vice President	2000 to present	Managing Director, Zurich Scudder Investments, Inc.
William F. Glavin, Jr. (43)
Vice President	2000 to present	Managing Director, Zurich Scudder Investments, Inc. (April 1997 to present); prior thereto, Executive Vice President of Market and Product Development, The Dreyfus Corporation
James E. Masur (41)
Vice President	2000 to present	Managing Director, Zurich Scudder Investments, Inc. (1997 to present); prior thereto, Director of Finance, Dreyfus Retirement Services
Lois Roman (37)
Vice President	1999 to present	Managing Director, Zurich Scudder Investments, Inc.
Howard Schneider (44)
Vice President	2000 to present	Managing Director, Zurich Scudder Investments, Inc.
Robert D. Tymoczko (31)
Vice President	1999 to present	Senior Vice President, Zurich Scudder Investments, Inc. (1997 to present); prior thereto, economic consultant
John Millette (39)
Vice President and Secretary	1999 to present	Vice President, Zurich Scudder Investments, Inc.
Kathryn L. Quirk (49)
Vice President and Assistant Secretary	1997 to present	Managing Director, Zurich Scudder Investments, Inc.
Gary L. French (50)
Treasurer	2002 to present	Managing Director, Zurich Scudder Investments, Inc. (2001 to present); prior thereto, President, UAM Fund Services, Inc.
John R. Hebble (43)
Assistant Treasurer	1998 to present	Senior Vice President, Zurich Scudder Investments, Inc.
Thomas Lally (34)
Assistant Treasurer	2001 to present	Senior Vice President, Zurich Scudder Investments, Inc.
Brenda Lyons (38)
Assistant Treasurer	2000 to present	Senior Vice President, Zurich Scudder Investments, Inc.
Caroline Pearson (39)
Assistant Secretary	1997 to present	Managing Director, Zurich Scudder Investments, Inc. (1997 to present); prior thereto, Associate, Dechert (law firm)

Account Management Resources

Legal Counsel

Dechert

10 Post Office Square South Boston, MA 02109
Shareholder Service Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian and Transfer Agent

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Accountants

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Notes